PACIFIC BASIN EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 April 30, 2000
                                   (unaudited)

   Shares                                                               Value
   -------                                                           -----------
            COMMON STOCKS AND WARRANTS (99.3%)

            AUSTRALIA (5.7%)
            BANKING
  109,200   National Australia Bank, Ltd. .......................   $  1,496,110
                                                                    ------------
            CONSUMER GOODS
  438,200   Coca-Cola Amatil, Ltd. ..............................      1,047,691
                                                                    ------------
            SERVICES
  170,300   Lend Lease Corp. ....................................      1,845,491
2,060,000   Pasminco, Ltd. ......................................      1,082,736
                                                                    ------------
                                                                       2,928,227
                                                                    ------------
            TELECOMMUNICATIONS
  883,500   Cable and Wireless Optus* ...........................      2,853,281
                                                                    ------------
            TOTAL AUSTRALIA .....................................      8,325,309
                                                                    ------------
            HONG KONG (7.1%)
            CONSUMER NON-DURABLES
  136,390   Asia Foods, Ltd.+* ..................................        220,952
                                                                    ------------
            MULTI-INDUSTRY
  140,400   Hutchinson Whampoa, Ltd. ............................      2,036,820
  522,400   Li & Fung, Ltd. .....................................      2,038,844
                                                                    ------------
                                                                       4,075,664
                                                                    ------------
            TELECOMMUNICATIONS
  577,300   China Telecom*  .....................................      4,131,936
  323,000   Smarttone Telecom Holdings, Ltd. ....................      1,009,738
                                                                    ------------
                                                                       5,141,674
                                                                    ------------
            RETAIL
1,536,300   Dairy Farm International Holdings ...................        975,551
                                                                    ------------
            TOTAL HONGKONG ......................................     10,413,841
                                                                    ------------
            INDIA (4.1%)
            CONSUMER DURABLES
   11,700   Bajaj Auto, Ltd. ....................................         95,557
                                                                    ------------
            FINANCE
  556,347   Industrial Credit & Investment
              Corp. .............................................      1,698,993
                                                                    ------------
            MATERIALS
  244,000   Indo Gulf Fertilisers and
              Chemicals Corp., Ltd. GDR+* .......................        274,500
  295,142   Reliance Industries, Ltd. ...........................      2,328,681
    6,595   Reliance Industries, Ltd. GDR .......................         52,035
                                                                    ------------
                                                                       2,655,216
                                                                    ------------
            TELECOMMUNICATIONS
  300,000   Manahanger Telephone ................................      1,539,519
                                                                    ------------
            TOTAL INDIA .........................................      5,989,285
                                                                    ------------
            JAPAN (62.5%)
            BANKING
  482,000   Asahi Bank, Ltd. ....................................      2,321,171
  468,000   Dai Ichi Kangyo Bank ................................      3,883,386
  160,000   Sumitomo Trust and Banking
              Co., Ltd. .........................................      2,001,852
                                                                    ------------
                                                                       8,206,409
                                                                    ------------
            CAPITAL GOODS/DURABLES
  573,000   Fuji Electric Co., Ltd. .............................      1,719,318
   95,000   Fujitsu, Ltd. .......................................      2,692,165
  107,000   Matsushita Electric Industrial
              Co., Ltd. .........................................      2,834,043
      670   Matsushita Electric Industrial
              Co., Ltd. (Warrants)* .............................      1,005,000
  112,000   Matsushita Electric Works ...........................      1,243,638
    1,560   Matsushita Electric Works
              (Warrants)* .......................................        292,500
                                                                    ------------
                                                                       9,786,664
                                                                    ------------
            CHEMICALS
   50,000   Shin-Etsu Chemical Co. ..............................      2,644,008
      770   Shin-Etsu Chemical Co.
              (Warrants)* .......................................      1,193,500
                                                                    ------------
                                                                       3,837,508
                                                                    ------------
            CONSUMER ELECTRONICS
   12,100   Sony Corp. ..........................................      1,390,637
   14,300   Sony Corp. (New)* ...................................      1,655,399
      380   Sony Corp. (Warrants)* ..............................        888,250
                                                                    ------------
                                                                       3,934,286
                                                                    ------------

                         PACIFIC BASIN EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                           April 30, 2000 (continued)
                                   (unaudited)

  Shares                                                                Value
  -------                                                            -----------
            CONSUMER GOODS
  149,000   Kirin Brewery Co., Ltd. .............................   $  1,941,498
  400,000   Nissan Motor Co. ....................................      1,818,855
   97,000   Suzuki Motor Corp. ..................................      1,445,388
   52,000   Toyota Motor Co. ....................................      2,586,034
                                                                    ------------
                                                                       7,791,775
                                                                    ------------
            CONSUMER NON-DURABLES
   19,300   Nintendo Co., Ltd. ..................................      3,217,262
                                                                    ------------
            ELECTRIC COMPONENTS
   18,000   Matsushita Communications
              Industrial Co., Ltd. ..............................      2,823,856
    9,000   Rohm Co., Ltd. ......................................      3,017,225
                                                                    ------------
                                                                       5,841,081
                                                                    ------------
            FINANCE
   21,680   Orix Corp. ..........................................      3,095,996
                                                                    ------------
            INSURANCE
  322,000   Mitsui Marine & Fire Insurance ......................      1,416,466
                                                                    ------------
            MACHINERY/EQUIPMENT
  450,000   Mitsubishi Heavy Industries .........................      1,400,259
                                                                    ------------
            MATERIALS
  306,000   Kinden Corp. ........................................      1,910,020
  543,000   Mitsubishi Materials Corp. ..........................      1,810,335
  818,000   Sumitomo Metal & Mining Co. .........................      2,507,483
                                                                    ------------
                                                                       6,227,838
                                                                    ------------
            MULTI-INDUSTRY
    3,060   Shohkoh Fund & Co. ..................................        546,935
    5,200   Softbank Corp. ......................................      1,280,978
   10,400   Softbank Corp. (New)* ...............................      2,571,587
  200,000   Sumitomo Corp. ......................................      2,241,156
                                                                    ------------
                                                                       6,640,656
                                                                    ------------
            PHARMACEUTICALS
  105,000   Kissei Pharmaceutical Co., Ltd. .....................      1,722,124
   54,000   Sankyo Co., Ltd. ....................................      1,190,220
  875,000   Sankyo Co., Ltd. (Warrants)* ........................        137,108
  114,000   Santen Pharmaceutical Co., Ltd. .....................      2,523,245
   32,000   Yamanouchi Pharmaceutical
              Co., Ltd. .........................................      1,692,165
       20   Yamanouchi Pharmaceutical
              Co., Ltd. (Warrants)* .............................         50,625
                                                                    ------------
                                                                       7,315,487
                                                                    ------------
            PRECISION INSTRUMENTS
   25,000   Hoya Corp. ..........................................      2,546,768
                                                                    ------------
            REAL ESTATE
   28,800   Oriental Land Co., Ltd. .............................      3,059,233
                                                                    ------------
            RETAIL
   34,000   Ito-Yokado Co., Ltd. ................................      2,484,349
                                                                    ------------
            SERVICES
   14,300   Benesse Corp. .......................................      1,248,833
   15,700   Benesse Corp.(New) * ................................      1,366,880
   95,000   Credit Saison Co., Ltd. .............................      1,552,834
   75,000   Daikin Industries, Ltd. .............................      1,427,348
1,400,000   Kawasaki Kisen Kaisha, Ltd. .........................      2,165,216
  310,000   Tokyu Corp. .........................................      1,217,262
  200,000   Toei Co. ............................................      1,407,668
                                                                    ------------
                                                                      10,386,041
                                                                    ------------
            TECHNOLOGY
   23,750   Internet Initiative Japan,
              Inc. ADR* .........................................      1,425,000
                                                                    ------------
            TELECOMMUNICATIONS
      110   Nippon Telegraph & Telephone ........................      1,365,068
                                                                    ------------
            TRANSPORTATION
  246,000   Nippon Express Co. ..................................      1,553,732
                                                                    ------------
            TOTAL JAPAN .........................................     91,531,878
                                                                    ------------
            PAKISTAN (0%)
            MATERIALS
        7   Cresent Textile Mills, Ltd. .........................              4
                                                                    ------------
            TOTAL PAKISTAN ......................................              4
                                                                    ------------
            SINGAPORE (8.9%)
            FINANCE
  207,952   DBS Group Holdings, Ltd. ............................      2,863,346
                                                                    ------------
            ELECTRIC COMPONENTS
   39,000   Chartered Semiconductors ADR* .......................      3,407,625
                                                                    ------------
            MATERIALS
  205,980   Asia Pulp & Paper, Ltd.
              (Warrants)* .......................................         35,408
                                                                    ------------

                         PACIFIC BASIN EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                           April 30, 2000 (continued)
                                   (unaudited)

  Shares                                                                Value
  ------                                                             -----------
            SERVICES
  203,200   Singapore Airlines ..................................    $ 2,107,365
                                                                    ------------
            TELECOMMUNICATIONS
  373,100   Datacraft Asia, Ltd. ................................      2,798,250
1,250,000   Singapore Telecom ...................................      1,801,723
                                                                    ------------
                                                                       4,599,973
                                                                    ------------
            TOTAL SINGAPORE .....................................     13,013,717
                                                                    ------------
            SOUTH KOREA (11.0%)
            ELECTRIC COMPONENTS
   28,935   Samsung Electronics Co., GDR ........................      7,822,032
                                                                    ------------
            FINANCE
  100,000   Samsung Securities ..................................      1,685,064
                                                                    ------------
            MATERIALS
   97,000   Pohang Iron & Steel Ltd., ADR .......................      2,037,000
                                                                    ------------
            TECHNOLOGY
   71,370   Hyundai Electrical Industries .......................      1,131,887
                                                                    ------------
            TELECOMMUNICATIONS
   40,000   Korea Digital Line Co.* .............................        461,365
   93,000   SK Telecom, Ltd. ....................................      2,981,813
                                                                    ------------
                                                                       3,443,178
                                                                    ------------
            TOTAL SOUTH KOREA ...................................     16,119,161
                                                                    ------------

TOTAL INVESTMENTS (identified cost $117,123,369) (a) ...  99.3%     $145,393,195
CASH AND OTHER ASSETS LESS LIABILITIES .................   0.7         1,076,636
                                                         -----      ------------
NET ASSETS ............................................. 100.0%     $146,469,831
                                                         =====      ============

-----------------
*   Non-income producing security.

+   Rule 144A security.

(a) The aggregate cost for federal income tax purposes is $ 117,123,369, the aggregate gross unrealized appreciation is $37,064,886, and the aggregate gross unrealized depreciation is $8,795,060, resulting in net unrealized appreciation of $28,269,826.

                       See Notes to Financial Statements.

                         PACIFIC BASIN EQUITY PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                 April 30, 2000
                                   (unaudited)

ASSETS:
    Investments in securities, at value (identified cost
       $117,123,369) (Note 1) ..................................    $145,393,195
     Receivables for:
         Investments sold ......................................       7,807,784
         Capital stock sold ....................................       1,005,977
         Dividends and other ...................................         446,501
                                                                    ------------
            Total Assets .......................................     154,653,457
                                                                    ============
LIABILITIES:
     Due to bank (including $1,090,931 in foreign currency) ....         258,115
     Payables for:
         Investments purchased .................................       7,340,247
         Capital stock redeemed ................................         400,544
         Investment advisory fee (Note 2) ......................          82,359
         Administrative fee (Note 2) ...........................           4,435
         Accrued expenses and other liabilities ................          97,926
                                                                    ------------
            Total Liabilities ..................................       8,183,626
                                                                    ------------

NET ASSETS .....................................................    $146,469,831
                                                                    ============
Net Assets Consist of:
      Paid-in capital ..........................................    $118,228,653
      Net unrealized appreciation ..............................      28,241,178
                                                                    ------------
Net Assets .....................................................    $146,469,831
                                                                    ============

                       See Notes to Financial Statements.

                         PACIFIC BASIN EQUITY PORTFOLIO

                             STATEMENT OF OPERATIONS
                     For the six months ended April 30, 2000
                                   (unaudited)


INVESTMENT INCOME:
      Income
         Dividends and other (net of foreign withholding
           taxes of $110,337) ..................................   $    586,087
                                                                   ------------
          Total Income .........................................        586,087
                                                                   ------------
      Expenses:
        Investment advisory fee (Note 2) .......................        457,679
        Custodian fee (Note 2) .................................        127,543
        Administrative fee (Note 2) ............................         24,644
        Board of Directors' fee (Note 2) .......................          9,337
        Miscellaneous expenses .................................         31,842
                                                                   ------------
          TOTAL EXPENSES .......................................        651,045
          Fees paid indirectly (Note 2) ........................         (2,016)
                                                                   ------------
          Net Expenses .........................................        649,029
                                                                   ------------
          Net Investment Loss ..................................        (62,942)
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (NOTES 1 AND 3):
      Net realized gain on investments and foreign exchange
         transactions .........................................      10,935,320
      Net change in unrealized appreciation on investments and
         foreign currency translations .........................     28,241,178
                                                                   ------------
        NET REALIZED AND UNREALIZED GAIN .......................     39,176,498
                                                                   ------------
      Net Increase in Net Assets Resulting from Operations .....   $ 39,113,556
                                                                   ============


                       See Notes to Financial Statements.

                         PACIFIC BASIN EQUITY PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS
                                   (unaudited)

                                                                    For the
                                                                six months ended
                                                                 April 30, 2000
                                                                 ---------------
INCREASE IN NET ASSETS:
      Operations:
        Net investment loss ...................................    $    (62,942)
        Net realized gain on investments and foreign exchange
         transactions .........................................      10,935,320
        Net change in unrealized appreciation on investments
         and foreign currency translations ....................      28,241,178
                                                                   ------------
         Net increase in net assets resulting from operations .      39,113,556
                                                                   ------------
      Capital Transactions:
        Proceeds from contributions ...........................     187,017,649
        Value of withdrawals ..................................     (79,661,374)
                                                                   ------------
         Net increase in net assets resulting from
            capital transactions ..............................     107,356,275
                                                                   ------------
           Total increase in net assets .......................     146,469,831
                                                                   ------------
NET ASSETS:
      Beginning of period .....................................               0
                                                                   ------------
END OF PERIOD .................................................    $146,469,831
                                                                   ============

                       See Notes to Financial Statements.

                         PACIFIC BASIN EQUITY PORTFOLIO

                              FINANCIAL STATEMENTS
                 (Selected per share data and ratios for a share
                       outstanding throughout the period)
                                   (unaudited)

                                                                 For the six
                                                                 months ended
                                                                April 30, 2000
                                                                --------------
Ratios/Supplement Data:
   Net asset, end of period (000's omitted) ..................     $146,469
   Expenses as a percentage of average net assets
       Expenses paid by Portfolio ............................         0.92%
       Expense offset arrangement ............................        (0.00)(1)%
                                                                   --------
          Total Expenses .....................................         0.92%


   Ratio of net investment loss to average net assets ........        (0.09)%
   Portfolio turnover rate ...................................        46.30%

---------------
1 Less than 0.01%.

                       See Notes to Financial Statements.

                         PACIFIC BASIN EQUITY PORTFOLIO

                                   (unaudited)

      1. Organization and Significant Accounting Policies. Pacific Basin Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-ended management investment company which was organized as a trust under the laws of the State of New York on June 15, 1993. The Portfolio commenced operations on November 1, 1999. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions; (4) all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustee.

            B. Foreign Currency Translations. The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transactions. The Portfolio isolates that portion of realized gain or loss on investments resulting from changes in foreign exchange rates on investments from the fluctuations arising from the changes in market prices of such investments. Reported net realized and unrealized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at six months end, arising from changes in the exchange rate.

            C. Forward Foreign Currency Exchange Contracts. The Portfolio may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or shift

                         PACIFIC BASIN EQUITY PORTFOLIO

                                   (unaudited)

      its exposure to a currency other than U.S. dollars. The Portfolio has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Portfolio are determined using forward currency exchange rates supplied by a quotation service.

            D. Accounting for Investments. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from the portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

            E. Federal Income Taxes. The portfolio will be treated as a partnership for Federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary's income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for Federal income taxes is necessary.

      2. Transactions with Affiliates.

      Investment Advisory Fee. The Portfolio has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which it pays the Adviser a fee calculated daily and paid monthly at an annual rate equivalent to 0.65% of each Portfolio's average daily net assets. For the six month ended April 30, 2000, the Portfolio incurred $457,679 for advisory services.

      Administrative Fee. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company, LLC , (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. The Administrator has a sub administration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the six months ended April 30, 2000, the Portfolio incurred $24,644 for administrative services.

      Custody Agreement. The Portfolio has a custody agreement with Brown Brothers Harriman & Co. for which Brown Brothers Harriman & Co. receives a fee calculated paid monthly. For the six months ended April 30, 2000, the Portfolio incurred $127,543 for custody services. These fees were reduced by $2,016, as a result of an expense offset arrangement with the Fund's custodian.

      Board of Directors' Fee. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from each Fund. For the six months ended April 30, 2000, the Portfolio incurred $9,337.

      3. Investment Transactions. For six months ended April 30, 2000, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $113,205,583 and $63,770,331, respectively. There were no purchases or sales of U.S. government obligations during the six months.